Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 809	$ 1,255
Restricted cash	409	104
Total	$ 1,218	$ 1,359	$ 1,441	$ 1,443